ACCOUNTS RECEIVABLE - Schedule of detailed information about accounts receivable (Details) - CAD ($)	May 31, 2020	May 31, 2019
Trade and other receivables [Abstract]
Royalty and stream receivables	$ 0	$ 129,960
GST and other tax recoverable	180,943	195,350
Other receivables	51,099	0
Total Accounts Receivable	$ 232,042	$ 325,310